Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Repayment schedule [Abstract]
Project debt	$ 5,281,174	$ 4,852,348
Remainder of 2020 [Member]
Repayment schedule [Abstract]
Payment of interests accrued	60,216
Nominal repayment	153,392
Between January and September 2021 [Member]
Repayment schedule [Abstract]
Project debt	124,337
Between October and December 2021 [Member]
Repayment schedule [Abstract]
Project debt	153,001
2020 [Member]
Repayment schedule [Abstract]
Payment of interests accrued		12,799
Nominal repayment		256,620
2021 [Member]
Repayment schedule [Abstract]
Project debt		262,787
2022 [Member]
Repayment schedule [Abstract]
Project debt	320,011	293,642
2023 [Member]
Repayment schedule [Abstract]
Project debt	345,565	319,962
2024 [Member]
Repayment schedule [Abstract]
Project debt	360,277	335,067
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,764,374	$ 3,371,724